Short-term and Long-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Short-term Borrowings
The following table presents short-term borrowings from the Funding Partners as of December 31, 2018 and 2019. Short-term borrowings include borrowings with terms shorter than one year, the current portion of the long-term borrowings and long-term borrowings with early repayment options that are exercisable by the Funding Partners on demand:

			As of December 31,
Funding Partners	Fixed annual rate (%)	Term*	2018	2019
			RMB	RMB	US$
Other institutions	8.5% - 11%	62 to 368 days	1,553,910,792	—	—
Trust beneficiaries	7% - 16%	12 to 24 months	2,250,801,743	842,977,069	121,086,080
Bank	3.92% - 12%	31 to 367 days	55,728,040	206,593,264	29,675,265

			3,860,440,575	1,049,570,333	150,761,345

*	Includes current portion of borrowings greater than 1 year.

Schedule of Long-term Borrowings
The following table presents long-term borrowings from Funding Partners as of December 31, 2018 and 2019:

			As of December 31,
Funding Partners	Fixed annual rate (%)	Term	2018	2019
			RMB	RMB	US$
Trust beneficiaries	8% to 10%	13 to 36 months	413,400,000	—	—

			413,400,000	—	—

Schedule of Contractual Obligations
The following table sets forth the contractual obligations which has not included impact of discount of time value as of December 31, 2018. There were no long-term borrowings as of December 31, 2019:

	Payment due by period
	Less than 1 year	1 – 2 years	Greater than 2 years	Total
As of December 31, 2018 Long-term borrowings and interest payables (RMB)	36,560,000	159,548,333	289,673,333	485,781,666